Summary of Significant Accounting Policies - Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash
Restricted cash required reserve	$ 5,000
Reconciliation of cash and cash equivalents and restricted cash per the balance sheet to the statement of cash flows
Cash and cash equivalents	9,935	$ 135,173		$ 8,427
Restricted cash (including $3,750 in other assets)	5,039	460
Total	14,974	$ 135,633	$ 24,335	$ 9,287	$ 5,593
Other assets, restricted cash	$ 3,750